CHASE HOME LENDING MORTGAGE TRUST 2026-AGY1 ABS-15G

Exhibit 99.2

Schedule 4 - Pool 2 AMC Data Compare Summary (Total)

Data Compare Summary (Total)

Run Date - 6/9/2026 5:32:39 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	265	0.38%	265
State	0	265	0.00%	265
Zip	0	265	0.00%	265
Note Date	0	265	0.00%	265
Original Loan Amount	0	265	0.00%	265
Amortization Term	0	265	0.00%	265
Original Interest Rate	0	265	0.00%	265
Borrower Qualifying FICO	4	265	1.51%	265
Coborrower Qualifying FICO	1	146	0.68%	265
Amortization Type	0	265	0.00%	265
Representative FICO	1	265	0.38%	265
Property Type	5	265	1.89%	265
Interest Only	0	265	0.00%	265
Lien Position	0	265	0.00%	265
Occupancy	0	265	0.00%	265
Purpose	0	265	0.00%	265
Appraised Value	0	265	0.00%	265
Contract Sales Price	1	265	0.38%	265
Balloon Flag	0	265	0.00%	265
Original CLTV	1	265	0.38%	265
Original LTV	0	265	0.00%	265
Origination Channel	0	265	0.00%	265
Appraisal Effective Date	3	207	1.45%	265
Investor: Qualifying Total Debt Ratio	7	265	2.64%	265
Initial Rate Lock Date	34	265	12.83%	265
Total	58	6,448	0.90%	265